Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Number of contractual days past due after which credit card consumer loans are generally written off	180 days
Outstanding balance threshold under which consumer loans are generally written off	$ 100,000
Number of contractual days past due after which consumer loans under $100,000 are generally written off	180 days
Buildings
Property, Plant and Equipment [Line Items]
Useful life	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Other acquired intangible assets, useful life (not exceeding)	15 years